Gold Bullion, Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Gold Bullion, Prepaid Expenses and Other Current Assets
Schedule of gold bullion, prepaid expenses and other current assets

	At June 30,	At December 31,
	2024	2023
Gold bullion	$69.9	$51.3
Prepaid expenses	27.4	30.0
Stream ounces inventory	0.5	0.5
Debt issue costs	0.4	0.6
	$98.2	$82.4